EQUITY - Treasury Shares (Details) - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Treasury shares - Beginning balance		$ 118
Shares purchased			$ 158
Shares transferred to Group beneficiaries			(5)	$ (12)
Treasury shares - Ending balance		$ 94	118
Number of shares
Shares purchased (in shares)		0.0
Treasury shares
Treasury shares - Beginning balance		$ 118	120
Shares purchased	[1]		158
Shares transferred to Group beneficiaries	[1]	(24)	(31)	(37)
Shares cancelled	[1]		(129)
Treasury shares - Ending balance		$ 94	$ 118	$ 120
Number of shares
Number of shares - Beginning balance		7.5	7.0
Shares purchased (in shares)			10.1
Shares transferred to Group beneficiaries (in shares)		(1.7)	(1.8)
Shares cancelled (in shares)			(7.8)
Number of shares - Ending balance		5.8	7.5	7.0
Treasury shares excluding Employees' Share Trust
Treasury shares - Beginning balance		$ 67	$ 93
Shares purchased			150
Shares transferred from treasury		(13)	(41)
Shares transferred to Group beneficiaries		(1)	(6)
Shares cancelled			(129)
Treasury shares - Ending balance		$ 53	$ 67	$ 93
Number of shares
Number of shares - Beginning balance		4.3	5.4
Shares purchased (in shares)			9.7
Shares transferred from treasury (in shares)		(0.8)	(2.6)
Shares transferred to Group beneficiaries (in shares)		(0.1)	(0.4)
Shares cancelled (in shares)			(7.8)
Number of shares - Ending balance		3.4	4.3	5.4
Employees Share Trust
Treasury shares - Beginning balance		$ 51	$ 27
Shares purchased			8
Shares transferred from treasury		13	41
Shares transferred to Group beneficiaries		(23)	(25)
Treasury shares - Ending balance		$ 41	$ 51	$ 27
Number of shares
Number of shares - Beginning balance		3.2	1.6
Shares purchased (in shares)			0.4
Shares transferred from treasury (in shares)		0.8	2.6
Shares transferred to Group beneficiaries (in shares)		(1.6)	(1.4)
Number of shares - Ending balance		2.4	3.2	1.6

[1]	Refer to Note 19.2 for further information.